Commitments And Contingencies	12 Months Ended
Sep. 30, 2018
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 18 - COMMITMENTS AND CONTINGENCIES

The Company is a defendant in various litigation matters generally arising out of the ordinary course of business. The Company does not believe that any of the matters or proceedings presently pending will have a material adverse effect on its results of operations, financial condition, liquidity or cash flows.

Environmental. The Company has provided for the estimated costs of $4.0 million and $4.3 million as of September 30, 2018 and 2017, associated with environmental remediation activities at some of its current and former manufacturing sites. The Company believes that any additional liability in excess of the amounts provided that may result from resolution of these matters, will not have a material adverse effect on the consolidated financial condition, results of operations or cash flows of the Company.

Product Liability. The Company may be named as a defendant in lawsuits involving product liability claims. The Company has recorded and maintains an estimated liability in the amount of management’s estimate for aggregate exposure for such liabilities based upon probable loss from loss reports, individual cases, and losses incurred but not reported. As of September 30, 2018 and 2017, the Company recognized $9.8 million and $6.9 million in product liability accruals, respectively, included in Other Current Liabilities on the Consolidated Statement of Financial Position. The Company believes that any additional liability in excess of the amounts provided that may result from resolution of these matters will not have a material adverse effect on the consolidated financial condition, results of operations or cash flows of the Company.

Product Warranty. The Company recognizes an estimated liability for standard warranty on certain products when we recognize revenue on the sale of the warranted products. Estimated warranty costs incorporate replacement parts, products and delivery, and are recorded as a cost of goods sold at the time of product shipment based on historical and projected warranty claim rates, claims experience and any additional anticipated future costs on previously sold products. The Company recognized $7.8 million and $6.8 million of warranty accruals as of September 30, 2018 and 2017, respectively, included in Other Current Liabilities on the Consolidated Statement of Financial Statement.

Product Safety Recall. On June 10, 2017, the Company initiated a voluntary safety recall of various rawhide chew products for dogs sold by the Company’s PET segment due to possible chemical contamination. As a result, the Company recognized a loss related to the recall of $18.9 million and $35.8 million for the year ended September 30, 2018, and 2017 which was comprised of non-cash inventory write-offs at our distribution centers and production facilities of $4.1 million and $15.0 million for the years ended September 30, 2018 and 2017, respectively; reduction in net sales for returned or disposed product held by our customers of $2.0 million and $7.1 million for the years ended September 30, 2018 and 2017, respectively; and incremental costs of disposal, operating costs during temporary shutdown of production facilities and subsequent start-up of production facilities impacted by the recall of $12.9 million and $13.7 million, respectively for the years ended September 30, 2018 and 2017, respectively. The Company suspended production at facilities impacted by the product safety recall, completed a comprehensive manufacturing review and subsequently recommenced production during the fourth quarter ended September 30, 2017. The impacted production facilities were subject to incremental costs during start-up requiring alternative treatment on affected product SKUs until appropriate regulatory approvals were received.  The amounts for customer losses reflect the cost of the affected products returned to or replaced by the Company and the expected cost to reimburse customers for costs incurred by them related to the recall. The incremental costs incurred directly by the company do not include lost earnings associated with interruption of production at the Company’s facilities, or the costs to put into place corrective and preventative actions at those facilities. As of September 30, 2017, the Company had an outstanding accrual of $5.8 million associated with expected customer losses and disposal costs. There have been no lawsuits or claims filed against the Company related to the recalled product.